CONSOLIDATED STATEMENTS OF INCOME (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other Comprehensive Income (Loss), Tax, Portion Attributable to Noncontrolling Interest	$ 5,584	$ (24,529)	$ (3,947)